Other Financial Assets at Fair Value Through Profit or Loss (Tables)	6 Months Ended
Jun. 30, 2024
Financial assets at fair value through profit or loss [abstract]
Summary of Other Financial Assets at Fair Value Through Profit or Loss

	30 June 2024	31 December 2023
	£m	£m
Loans and advances to customers	44	46
Debt securities	165	167
Other debt instruments	40	49
	249	262